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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00266

Tri-Continental Corporation
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Tri-Continental Corporation

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 67.9%
CONSUMER DISCRETIONARY 6.4%
Auto Components 0.3%
Delphi Automotive PLC	62,200	$4,220,892
Automobiles 0.5%
General Motors Co.	210,000	7,228,200
Hotels, Restaurants & Leisure 0.4%
Marriott International, Inc., Class A	36,700	2,055,934
Starwood Hotels & Resorts Worldwide, Inc.	57,900	4,608,840
Total		6,664,774
Household Durables 0.3%
Whirlpool Corp.	35,000	5,231,100
Internet & Catalog Retail 0.1%
Priceline Group, Inc. (The) (a)	975	1,162,093
Media 2.2%
CBS Outdoor Americas, Inc. (a)	137,378	4,018,306
Comcast Corp., Class A	284,200	14,215,684
DIRECTV (a)	71,100	5,433,462
Time Warner Cable, Inc.	20,200	2,771,036
Viacom, Inc., Class B	81,900	6,960,681
Total		33,399,169
Specialty Retail 2.0%
Best Buy Co., Inc.	296,600	7,833,206
GameStop Corp., Class A	57,800	2,375,580
Home Depot, Inc. (The)	204,100	16,150,433
Lowe’s Companies, Inc.	66,700	3,261,630
Total		29,620,849
Textiles, Apparel & Luxury Goods 0.6%
Nike, Inc., Class B	40,300	2,976,558
VF Corp.	87,400	5,408,312
Total		8,384,870
TOTAL CONSUMER DISCRETIONARY		95,911,947
CONSUMER STAPLES 5.6%
Food & Staples Retailing 1.3%
CVS Caremark Corp.	58,000	4,341,880
Kroger Co. (The)	290,600	12,684,690
Wal-Mart Stores, Inc.	28,700	2,193,541
Total		19,220,111

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.3%
Archer-Daniels-Midland Co.	130,700	$5,671,073
Tyson Foods, Inc., Class A	304,400	13,396,644
Total		19,067,717
Household Products 0.8%
Kimberly-Clark Corp.	43,600	4,806,900
Procter & Gamble Co. (The)	95,000	7,657,000
Total		12,463,900
Tobacco 2.2%
Altria Group, Inc.	329,500	12,333,185
Lorillard, Inc.	232,300	12,562,784
Philip Morris International, Inc.	92,500	7,572,975
Total		32,468,944
TOTAL CONSUMER STAPLES		83,220,672
ENERGY 7.3%
Energy Equipment & Services 1.4%
Ensco PLC, Class A	145,000	7,653,100
National Oilwell Varco, Inc.	170,700	13,292,409
Total		20,945,509
Oil, Gas & Consumable Fuels 5.9%
Anadarko Petroleum Corp.	32,400	2,746,224
BP PLC, ADR	162,500	7,816,250
Chevron Corp. (b)	192,698	22,913,719
ConocoPhillips	333,000	23,426,550
Exxon Mobil Corp.	65,200	6,368,736
Murphy Oil Corp.	29,800	1,873,228
Phillips 66	142,200	10,957,932
Valero Energy Corp.	219,700	11,666,070
Total		87,768,709
TOTAL ENERGY		108,714,218
FINANCIALS 12.7%
Banks 4.4%
Bank of Montreal	115,000	7,706,150
Citigroup, Inc.	128,600	6,121,360
Comerica, Inc.	60,600	3,139,080
Cullen/Frost Bankers, Inc.	100,000	7,753,000
Fifth Third Bancorp	38,000	872,100
JPMorgan Chase & Co.	470,800	28,582,268
KeyCorp	254,600	3,625,504
Wells Fargo & Co.	155,000	7,709,700
Total		65,509,162

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets 2.6%
Ares Capital Corp.	415,000	$7,312,300
BlackRock, Inc.	52,800	16,604,544
Goldman Sachs Group, Inc. (The)	61,000	9,994,850
State Street Corp.	65,400	4,548,570
Total		38,460,264
Consumer Finance 0.9%
Discover Financial Services	132,700	7,721,813
SLM Corp.	258,700	6,332,976
Total		14,054,789
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc., Class B (a)	22,700	2,836,819
Insurance 2.2%
ACE Ltd.	24,700	2,446,782
Aflac, Inc.	120,000	7,564,800
Aon PLC	39,200	3,303,776
MetLife, Inc.	70,000	3,696,000
Prudential Financial, Inc.	123,100	10,420,415
Travelers Companies, Inc. (The)	56,800	4,833,680
Total		32,265,453
Real Estate Investment Trusts (REITs) 2.4%
Colony Financial, Inc.	175,000	3,841,250
National Health Investors, Inc.	62,500	3,778,750
Public Storage	77,800	13,108,522
Rayonier, Inc.	85,000	3,902,350
Simon Property Group, Inc.	17,500	2,870,000
Starwood Property Trust, Inc.	320,000	7,548,800
Starwood Waypoint Residential Trust (a)	47,500	1,367,525
Total		36,417,197
TOTAL FINANCIALS		189,543,684
HEALTH CARE 9.2%
Biotechnology 1.7%
Amgen, Inc.	90,200	11,125,268
Celgene Corp. (a)	27,700	3,866,920
Gilead Sciences, Inc. (a)	109,700	7,773,342
Pharmacyclics, Inc. (a)	5,200	521,144
Vertex Pharmaceuticals, Inc. (a)	25,200	1,782,144
Total		25,068,818
Health Care Equipment & Supplies 1.8%
Becton Dickinson and Co.	56,900	6,661,852
CR Bard, Inc.	41,900	6,200,362

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Medtronic, Inc.	235,000	$14,461,900
Total		27,324,114
Health Care Providers & Services 1.0%
AmerisourceBergen Corp.	65,500	4,296,145
Cardinal Health, Inc.	35,300	2,470,294
WellPoint, Inc.	75,600	7,525,980
Total		14,292,419
Pharmaceuticals 4.7%
AbbVie, Inc.	217,500	11,179,500
Eli Lilly & Co.	225,000	13,243,500
GlaxoSmithKline PLC, ADR	132,500	7,079,475
Johnson & Johnson	80,000	7,858,400
Merck & Co., Inc.	168,800	9,582,776
Pfizer, Inc.	666,709	21,414,693
Total		70,358,344
TOTAL HEALTH CARE		137,043,695
INDUSTRIALS 6.6%
Aerospace & Defense 2.2%
Lockheed Martin Corp.	57,600	9,402,624
Northrop Grumman Corp.	43,200	5,330,016
Raytheon Co.	174,500	17,238,855
Total		31,971,495
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	89,400	8,705,772
Airlines 0.4%
Southwest Airlines Co.	262,800	6,204,708
Electrical Equipment 1.3%
Emerson Electric Co.	205,800	13,747,440
Rockwell Automation, Inc.	31,700	3,948,235
Roper Industries, Inc.	10,200	1,361,802
Total		19,057,477
Industrial Conglomerates 0.9%
Danaher Corp.	25,900	1,942,500
General Electric Co.	435,534	11,275,976
Total		13,218,476
Machinery 1.0%
Caterpillar, Inc.	44,000	4,372,280
Illinois Tool Works, Inc.	108,200	8,799,906

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Pentair Ltd.	29,100	$2,308,794
Total		15,480,980
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	11,900	1,182,265
Road & Rail 0.1%
Union Pacific Corp.	10,200	1,914,132
TOTAL INDUSTRIALS		97,735,305
INFORMATION TECHNOLOGY 11.2%
Communications Equipment 2.2%
Cisco Systems, Inc.	1,064,400	23,853,204
QUALCOMM, Inc.	116,800	9,210,848
Total		33,064,052
Internet Software & Services 0.7%
Google, Inc., Class A (a)	3,525	3,928,648
VeriSign, Inc. (a)	112,100	6,043,311
Total		9,971,959
IT Services 2.1%
Automatic Data Processing, Inc.	95,000	7,339,700
MasterCard, Inc., Class A	214,500	16,023,150
Visa, Inc., Class A	36,300	7,835,718
Total		31,198,568
Semiconductors & Semiconductor Equipment 1.3%
Analog Devices, Inc.	61,800	3,284,052
Broadcom Corp., Class A	60,200	1,895,096
First Solar, Inc. (a)	16,700	1,165,493
Intel Corp.	497,600	12,843,056
Total		19,187,697
Software 3.0%
Microsoft Corp.	565,500	23,179,845
Oracle Corp.	476,700	19,501,797
VMware, Inc., Class A (a)	14,900	1,609,498
Total		44,291,140
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	52,950	28,420,383
TOTAL INFORMATION TECHNOLOGY		166,133,799

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.4%
Chemicals 2.0%
CF Industries Holdings, Inc.	12,900	$3,362,256
Dow Chemical Co. (The)	165,000	8,017,350
LyondellBasell Industries NV, Class A	118,200	10,512,708
PPG Industries, Inc.	41,900	8,105,974
Total		29,998,288
Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.	240,000	7,936,800
Jaguar Mining, Inc. (c)	850,881	599,616
Total		8,536,416
Paper & Forest Products 0.8%
International Paper Co.	252,200	11,570,936
TOTAL MATERIALS		50,105,640
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	225,000	7,890,750
CenturyLink, Inc.	245,000	8,045,800
Verizon Communications, Inc.	561,500	26,710,555
Total		42,647,105
TOTAL TELECOMMUNICATION SERVICES		42,647,105
UTILITIES 2.6%
Electric Utilities 0.5%
Duke Energy Corp.	110,000	7,834,200
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	541,400	7,731,192
Multi-Utilities 1.6%
Ameren Corp.	68,900	2,838,680
Dominion Resources, Inc.	105,000	7,453,950
Public Service Enterprise Group, Inc.	355,400	13,554,956
Total		23,847,586
TOTAL UTILITIES		39,412,978
Total Common Stocks (Cost: $835,245,836)		$1,010,469,043

Issuer	Shares	Value

Convertible Preferred Stocks 7.9%
CONSUMER STAPLES 0.9%
Food Products 0.9%
Bunge Ltd., 4.875%	70,000	$7,375,690
Post Holdings, Inc., 3.750% (d)	42,500	5,380,798
Total		12,756,488
TOTAL CONSUMER STAPLES		12,756,488
ENERGY 1.3%
Oil, Gas & Consumable Fuels 1.3%
Chesapeake Energy Corp., 5.750% (d)	10,000	11,181,250
Energy XXI Bermuda Ltd., 5.625%	28,500	7,668,281
Total		18,849,531
TOTAL ENERGY		18,849,531
FINANCIALS 3.3%
Banks 1.0%
Bank of America Corp., 7.250%	6,500	7,437,365
Wells Fargo & Co., 7.500%	6,300	7,389,900
Total		14,827,265
Real Estate Investment Trusts (REITs) 2.3%
Alexandria Real Estate Equities, Inc., 7.000%	280,000	7,533,736
Crown Castle International Corp., 4.500%	75,000	7,588,500
Health Care REIT, Inc., 6.500%	135,000	7,496,550
Weyerhaeuser Co., 6.375%	132,500	7,234,500
iStar Financial, Inc., 4.500%	57,500	3,634,891
Total		33,488,177
TOTAL FINANCIALS		48,315,442
HEALTH CARE 0.2%
Health Care Equipment & Supplies 0.2%
Alere, Inc., 3.000%	12,800	3,691,712
TOTAL HEALTH CARE		3,691,712
INDUSTRIALS 0.7%
Aerospace & Defense 0.5%
United Technologies Corp., 7.500%	110,000	7,322,700
Machinery 0.2%
Stanley Black & Decker, Inc., 6.250%	34,500	3,723,930
TOTAL INDUSTRIALS		11,046,630

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
UTILITIES 1.5%
Electric Utilities 1.0%
NextEra Energy, Inc., 5.599%	122,500	$7,680,811
PPL Corp., 8.750%	140,000	7,658,000
Total		15,338,811
Multi-Utilities 0.5%
CenterPoint Energy, Inc., 3.719% (e)	142,500	7,534,688
TOTAL UTILITIES		22,873,499
Total Convertible Preferred Stocks (Cost: $104,945,354)		$117,533,302

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.2%
Aerospace & Defense 0.3%
ADS Tactical, Inc. Senior Secured (d)
04/01/18	11.000%	$4,100,000	$4,043,625
Automotive 0.5%
Goodyear Tire & Rubber Co. (The)
03/01/21	6.500%	7,000,000	7,630,000
Banking 0.2%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	3,100,000	3,522,375
Building Materials 0.5%
Stanley Black & Decker, Inc. (e)
12/15/53	5.750%	7,300,000	7,829,250
Construction Machinery 0.5%
United Rentals North America, Inc.
11/15/24	5.750%	7,400,000	7,455,500
Consumer Cyclical Services 0.5%
ADT Corp. (The) Senior Unsecured
04/15/19	4.125%	7,600,000	7,540,652
Diversified Manufacturing 1.0%
Gardner Denver, Inc. Senior Unsecured (d)
08/15/21	6.875%	7,400,000	7,622,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Hamilton Sundstrand Corp. Senior Unsecured (d)
12/15/20	7.750%	$6,850,000	$7,380,875
Total			15,002,875
Electric 0.5%
AES Corp. (The)
Senior Unsecured
07/01/21	7.375%	5,800,000	6,612,000
03/15/24	5.500%	799,000	793,007
Total			7,405,007
Food and Beverage 0.7%
Post Holdings, Inc. (d)
12/01/21	6.750%	6,657,000	7,048,099
Shearer’s Foods, Inc. LLC Senior Secured (d)
11/01/19	9.000%	3,032,000	3,312,460
Total			10,360,559
Health Care 1.0%
Alere, Inc.
06/15/20	6.500%	7,150,000	7,507,500
HCA, Inc. Senior Secured
03/15/22	5.875%	7,013,000	7,556,507
Total			15,064,007
Home Construction 1.0%
Beazer Homes USA, Inc.
06/15/18	9.125%	6,800,000	7,191,000
Taylor Morrison Communities, Inc./Monarch, Inc. (d)
04/15/21	5.250%	7,400,000	7,474,000
Total			14,665,000
Independent Energy 1.1%
Goodrich Petroleum Corp.
03/15/19	8.875%	6,999,000	7,243,965
Parsley Energy LLC/Finance Corp. Senior Unsecured (d)
02/15/22	7.500%	1,246,000	1,314,530
Stone Energy Corp.
11/15/22	7.500%	7,200,000	7,794,000
Total			16,352,495

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable 0.5%
AMC Networks, Inc.
07/15/21	7.750%	$6,500,000	$7,320,625
Metals 0.9%
Alpha Natural Resources, Inc.
04/15/18	9.750%	5,200,000	5,005,000
United States Steel Corp. Senior Unsecured
04/01/21	6.875%	7,150,000	7,596,875
Total			12,601,875
Pharmaceuticals 0.5%
Salix Pharmaceuticals Ltd. (d)
01/15/21	6.000%	7,080,000	7,557,900
Retailers 0.5%
Rite Aid Corp.
03/15/20	9.250%	2,580,000	2,944,425
Senior Unsecured
02/15/27	7.700%	3,802,000	4,125,170
Total			7,069,595
Supermarkets 0.2%
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	3,900,000	3,666,975
Wireless 0.8%
NII International Telecom SCA (d)
08/15/19	7.875%	5,700,000	3,861,750
Sprint Communications, Inc. (d)
11/15/18	9.000%	6,100,000	7,457,250
Total			11,319,000
Total Corporate Bonds & Notes (Cost: $160,908,342)			$166,407,315

Convertible Bonds 11.3%
Automotive 0.5%
Navistar International Corp. (d)
Senior Subordinated Notes
04/15/19	4.750%	6,159,000	6,147,452
10/15/18	4.500%	1,530,000	1,506,576
Total			7,654,028

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Brokerage 0.3%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	$4,100,000	$3,869,375
Building Materials 0.4%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	3,900,000	5,579,438
Food and Beverage 0.5%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	7,500,000	7,631,250
Gaming 0.5%
MGM Resorts International
04/15/15	4.250%	5,000,000	7,278,125
Health Care 1.0%
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	3,000,000	3,583,125
Omnicare, Inc.
04/01/42	3.750%	5,120,000	7,756,339
Teleflex, Inc. Senior Subordinated Notes
08/01/17	3.875%	2,270,000	4,024,994
Total			15,364,458
Independent Energy 0.2%
Endeavour International Corp.
07/15/16	5.500%	4,400,000	2,967,250
Integrated Energy 0.4%
American Energy - Utica LLC PIK (d)
03/01/21	3.500%	2,084,000	2,105,882
GT Advanced Technologies, Inc. Senior Unsecured
12/15/20	3.000%	2,300,000	3,721,722
Total			5,827,604
Media Non-Cable 0.3%
Liberty Interactive LLC Senior Unsecured (d)
03/30/43	0.750%	3,010,000	3,759,791

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Metals 0.5%
Alpha Natural Resources, Inc.
12/31/20	4.875%	$4,180,000	$3,435,438
Jaguar Mining, Inc. Senior Unsecured (d)(f)
11/01/14	4.500%	3,200,000	160,000
James River Coal Co. (d)(g)
06/01/18	10.000%	5,802,000	728,876
Molycorp, Inc. Senior Unsecured
09/01/17	6.000%	4,650,000	3,673,267
Total			7,997,581
Non-Captive Consumer 0.2%
DFC Global Corp. Senior Unsecured
04/15/17	3.250%	3,480,000	2,971,398
Non-Captive Diversified 0.3%
Air Lease Corp. Senior Unsecured
12/01/18	3.875%	2,700,000	4,088,813
Other Financial Institutions 0.5%
Forest City Enterprises, Inc. Senior Unsecured (d)
08/15/20	3.625%	7,098,000	7,325,065
Pharmaceuticals 1.2%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	9,500,000	6,970,625
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	2,794,000	3,592,036
PDL BioPharma, Inc Senior Unsecured
02/01/18	4.000%	7,200,000	7,578,000
Total			18,140,661
Property & Casualty 0.5%
MGIC Investment Corp. (d)
04/01/63	9.000%	6,300,000	7,603,312
Railroads 0.2%
Greenbrier Companies, Inc. (The) Senior Unsecured
04/01/18	3.500%	2,600,000	3,669,250

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Refining 0.3%
Clean Energy Fuels Corp. Senior Unsecured (d)
10/01/18	5.250%	$4,150,000	$3,718,051
REITs 0.5%
Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	6,750,000	7,367,760
Technology 2.0%
Ciena Corp. Senior Unsecured (d)
10/15/18	3.750%	5,200,000	7,293,572
Ixia Senior Notes
12/15/15	3.000%	3,300,000	3,481,500
Mentor Graphics Corp. Subordinated Notes
04/01/31	4.000%	5,900,000	7,338,125
Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	7,720,000	7,734,475
Powerwave Technologies, Inc. Subordinated Notes (f)
10/01/27	3.875%	2,000,000	200
TiVo, Inc. Senior Unsecured (d)
03/15/16	4.000%	2,700,000	3,672,000
Total			29,519,872
Tobacco 0.5%
Vector Group Ltd.
Senior Unsecured
04/15/20	1.750%	3,200,000	3,317,312
Vector Group Ltd. (e)
Senior Unsecured
01/15/19	2.500%	3,324,000	4,543,908
Total			7,861,220

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Transportation Services 0.5%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	$3,700,000	$3,658,375
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	2,700,000	3,770,334
Total			7,428,709
Total Convertible Bonds (Cost: $159,797,448)			$167,623,011

Preferred Debt 0.3%
Banking 0.3%
Synovus Financial Corp. (e)
12/31/49	6.970%	$140,000	$3,955,000
Total Preferred Debt (Cost: $3,545,450)			$3,955,000
		Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.094% (h)(i)		5,947,888	$5,947,888
JPMorgan Prime Money Market Fund, 0.010% (h)		4,718,982	4,718,982
Total Money Market Funds (Cost: $10,666,870)			$10,666,870
Total Investments (Cost: $1,275,109,300) (j)			$1,476,654,541(k)
Other Assets & Liabilities, Net			10,784,399
Net Assets			$1,487,438,940

Investments in Derivatives Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, securities totaling $511,313 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	13	USD	6,059,950	06/2014	24,680	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2014, the value of these securities amounted to $599,616, which represents 0.04% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $117,655,114 or 7.91% of net assets.

(e)	Variable rate security.
(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2014, the value of these securities amounted to $160,200, which represents 0.01% of net assets.

(g)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2014 was $728,876, representing 0.05% of net assets. Information concerning such security holdings at March 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
James River Coal Co.	12-15-2011 - 08-14-2013	5,615,432
06/01/18 10.000%

(h)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,586,660	19,102,986	(17,741,758)	5,947,888	774	5,947,888

(j)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $1,275,109,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$224,493,000
Unrealized Depreciation	(22,948,000)
Net Unrealized Appreciation	$201,545,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	95,911,947	—	—	95,911,947
Consumer Staples	83,220,672	—	—	83,220,672
Energy	108,714,218	—	—	108,714,218
Financials	189,543,684	—	—	189,543,684
Health Care	137,043,695	—	—	137,043,695
Industrials	97,735,305	—	—	97,735,305
Information Technology	166,133,799	—	—	166,133,799
Materials	50,105,640	—	—	50,105,640
Telecommunication Services	42,647,105	—	—	42,647,105
Utilities	39,412,978	—	—	39,412,978
Convertible Preferred Stocks
Consumer Staples	—	12,756,488	—	12,756,488
Energy	—	18,849,531	—	18,849,531
Financials	29,558,315	18,757,127	—	48,315,442
Health Care	3,691,712	—	—	3,691,712
Industrials	11,046,630	—	—	11,046,630
Utilities	7,658,000	15,215,499	—	22,873,499
Total Equity Securities	1,062,423,700	65,578,645	—	1,128,002,345
Bonds
Corporate Bonds & Notes	—	166,407,315	—	166,407,315
Convertible Bonds	—	167,623,011	—	167,623,011
Preferred Debt	3,955,000	—	—	3,955,000
Total Bonds	3,955,000	334,030,326	—	337,985,326
Mutual Funds
Money Market Funds	10,666,870	—	—	10,666,870
Total Mutual Funds	10,666,870	—	—	10,666,870
Investments in Securities	1,077,045,570	399,608,971	—	1,476,654,541
Derivatives
Assets
Futures Contracts	24,680	—	—	24,680
Total	1,077,070,250	399,608,971	—	1,476,679,221

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tri-Continental Corporation

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2014